TAXES ON INCOME - Taxes on income (tax benefit) included in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TAXES ON INCOME
Current taxes	$ 134	$ 97	$ 28
Deferred taxes, see also Note 23d above	4	(107)	(65)
Taxes in respect of previous years	31	14	296
Income taxes	$ 169	$ 4	$ 259